CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Selling and Marketing Expense [Member]
Share-based compensation	$ 859	$ 1,422	$ 2,424
General and Administrative Expense [Member]
Share-based compensation	$ 2,643	$ 3,192	$ 5,547